Stock-based compensation (Tables)	12 Months Ended
Jan. 31, 2022
Stock-based compensation
Summary of stock option activity

The following table summarizes the stock option activity for the period from June 12, 2021 to January 31, 2022:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic Value
	Shares	Price	Term (Years)	(In thousands)
Outstanding, June 11, 2021
Granted	2,825,752	$10.76	9.4
Exercised	—	 —	—	
Forfeited	—	 —	—	
Expired	—	 —	—	
Outstanding, January 31, 2022	2,825,752	$10.76	9.4	$—
Vested and Exercisable, January 31, 2022	125,000	$10.75		$—

Schedule of assumptions used for stock options using the Black Scholes model

The grant date fair value of the stock options was determined using the Black Scholes model with the following assumptions:

From June 12, 2021
to January 31, 2022
Risk-free interest rates	1.0%
Expected dividend yield	—
Volatility factor	30 - 31%
Expected lives (years)	6.1
Weighted average fair value of options granted	$3.36

Summary of the RSU activity

The following table summarizes the RSU activity for the period from June 12, 2021 to January 31, 2022:

			Weighted-	Aggregate
			Average Grant	Intrinsic Value
	Shares		Date Fair Value	(in thousands)
Unvested balance, June 11, 2021
Granted	5,726,354		$10.29
Vested	(333,334)		10.75	
Forfeited	(301,168)		10.27	
Unvested balance, January 31, 2022	5,091,852		$10.26	$37,782

Summary of the MBRSU activity

The following table summarizes the MBRSU activity for the period from June 12, 2021 to January 31, 2022:

		Weighted-	Aggregate
		Average Grant	Intrinsic Value
	Shares	Date Fair Value	(in thousands)
Unvested balance, June 11, 2021
Granted	1,241,978	$8.45
Vested	—	 —	
Forfeited	(146,000)	 8.60	
Unvested balance, January 31, 2022	1,095,978	$8.43	$8,132

Schedule of classification of stock-based compensation

The following summarizes the classification of stock-based compensation in the condensed consolidated statements of operations (in thousands):

	Fiscal 2022		Fiscal 2021		Fiscal 2020
	Successor	Predecessor (SLH)	Predecessor (SLH)	Predecessor (PL)	Predecessor (PL)
	From	From	From	From
	June 12, 2021 to	February 1, 2021	August 28, 2020	February 1, 2020	Fiscal year ended
	January 31, 2022	to June 11, 2021	January 31, 2021	to August 27, 2020	January 31, 2020
Cost of revenues	$—	$—	$—	$—	$—
Content and software development	895	—	—	—	6
Selling and marketing	2,043	—	—	—	77
General and administrative	11,726	—	—	—	—
Total	$14,664	$—	$—	$—	$83